Advance to Suppliers, Net	12 Months Ended
Dec. 31, 2020
Advance To Suppliers Net Major Suppliers [Abstract]
Advance to suppliers, net

Note 4 – Advance to suppliers, net

The Company sources majority of its products from Jiangsu Longrich Group Co., Ltd (“Longrich Group”), controlled by the Chairman and CEO of the Company, and its subsidiaries and makes periodic advances to Longrich Group for product purchases in the normal course of business. Advances to suppliers consisted of the following:

	December 31, 2020	December 31, 2019
Advances for products purchasing from third parties	$2,125,548	$149,982
Advances for products purchasing from Longrich Group	583,387	8,052,988
Subtotal	2,708,935	8,202,970
Less: allowance for doubtful accounts	-	-
Total	$2,708,935	$8,202,970